Condensed Consolidated Unaudited Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 5,363	$ 3,947
Short term deposits	6,467	3,488
Other current assets	344	548
Total current assets	12,174	7,983
Fixed assets, net	30	28
Intangible assets	6,172	6,172
Total assets	18,376	14,183
Liabilities
Accounts payable	767	215
Other payables	2,159	1,746	[1]
Derivative liabilities	4,318	2,012
Total current liabilities	7,244	3,973
Non - current liabilities
Derivative liability		1,030
Post-employment benefit liabilities	470	492
Total non - current liabilities	470	1,522
Equity
Share capital, no par value
Share premium	44,437	35,979
Receipts on account of warrants	7,415	7,415
Capital reserve for share-based payments	1,713	1,725
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non-controlling interest	(859)
Accumulated loss	(43,325)	(38,472)	[1]
Equity attributable to owners of the Company	10,142	7,408
Non-controlling interests	520	1,280
Total equity	10,662	8,688
Total liabilities and equity	$ 18,376	$ 14,183

[1]	Restated due to full retrospective method of adoption of IFRS 15, see Note 3(2).